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                                                      --------------------------
                                                      OMB Number:      3235-0582
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                                                      hours per response    14.4
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX


          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number         811-05646
                                   ------------------------------------------

                             New Century Portfolios
-----------------------------------------------------------------------------
               Exact name of registrant as specified in charter)


          40 William Street, Suite 100 Wellesley, Massachusetts 02481
-----------------------------------------------------------------------------
                    (Address of principal executive offices)


                            Nicole M. Tremblay, Esq.
                          Weston Financial Group, Inc.
                                40 William Street
                         Wellesley, Massachusetts 02481
 -----------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:    (781) 235-7055
                                                    ------------------------

Date of fiscal year end:     October 31
                          --------------------

Date of reporting period:    July 1, 2004 - June 30, 2005
                          --------------------------------

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

SEC 2451 (4-03) Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

ITEM 1. PROXY VOTING RECORD:

Appended hereto as Exhibit A is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30 with respect to which the Registrant was entitled to vote:

          (a)  The name of the issuer of the portfolio security;

          (b)  The exchange ticker symbol of the portfolio security;

          (c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

          (d)  The shareholder meeting date;

          (e)  A brief identification of the matter voted on;

          (f) Whether the matter was proposed by the issuer or by a security holder;

          (g)  Whether the Registrant cast its vote on the matter;

          (h) How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

          (i)  Whether the Registrant cast its vote for or against management.

                                   SIGNATURES
                                   ----------

                           [See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                   New Century Portfolios
            -----------------------------------------------------------------

By (Signature and Title)*         /s/ Wayne M. Grzecki
                         ----------------------------------------------------
                               Wayne M. Grzecki, President
Date    August 30, 2005
     ------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.

EXHIBIT A
---------

                                                      New Century Portfolios
                                                  New Century Capital Portfolio
                                                          Ticker: NCCPX
                                               Proxy Voting Record: 7/1/04-6/30/05


    (A)              (B)      (C)         (D)                (E)                                  (F)     (G)    (H)      (I)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          FOR/
                                         MEETING                                                ISSUER           VOTE   AGAINST
ISSUER             TICKER    CUSIP        DATE      DESCRIPTION OF VOTE                         or SH    VOTED?  CAST     MGMT
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Capital     FDCAX   316066109  09/15/04  Elect Directors                               Issuer    Yes     For      For
Appreciation
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Capital     FDCAX   316066109  09/15/04  To Amend Declaration of Trust to allow        Issuer    Yes     For      For
Appreciation                                      board to approve mergers
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Japan       FJSCX   315910760  09/15/04  Elect Directors                               Issuer    Yes     For      For
Smaller Companies
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Japan       FJSCX   315910760  09/15/04  To Amend Declaration of Trust to allow        Issuer    Yes     For      For
Smaller Companies                                 board to approve mergers
------------------------------------------------------------------------------------------------------------------------------------
Investment Company   N/A     N/A        10/07/04  Elect Board of Governors                      Issuer    Yes     For      For
Institute
------------------------------------------------------------------------------------------------------------------------------------
Investment Company   N/A     N/A        10/07/04  Ratify Independent Auditors                   Issuer    Yes     For      For
Institute
------------------------------------------------------------------------------------------------------------------------------------
Investment Company   N/A     N/A        10/07/04  Other Matters                                 Issuer    Yes     For      For
Institute
------------------------------------------------------------------------------------------------------------------------------------
The Tocqueville      TIVFX   888894300  10/22/04  Elect Directors                               Issuer    Yes     For      For
International Value
Fund
------------------------------------------------------------------------------------------------------------------------------------
The Tocqueville      TIVFX   888894300  10/22/04  Approve amendment to investment advisory      Issuer    Yes     For      For
International Value                               agreement to increase fee breakpoints
Fund
------------------------------------------------------------------------------------------------------------------------------------
SEI S&P 500 Index    TRQIX   783924103  10/27/04  Elect Directors                               Issuer    Yes     For      For
Fund
------------------------------------------------------------------------------------------------------------------------------------
SEI S&P 500 Index    TRQIX   783924103  10/27/04  Approve Fundamental policies regarding        Issuer    Yes     For      For
Fund                                              Diversification
------------------------------------------------------------------------------------------------------------------------------------
SEI S&P 500 Index    TRQIX   783924103  10/27/04  Approve Fundamental policies regarding        Issuer    Yes     For      For
Fund                                              Concentration
------------------------------------------------------------------------------------------------------------------------------------
SEI S&P 500 Index    TRQIX   783924103  10/27/04  Approve Fundamental policies regarding        Issuer    Yes     For      For
Fund                                              Borrowing and Senior Securities
------------------------------------------------------------------------------------------------------------------------------------
SEI S&P 500 Index    TRQIX   783924103  10/27/04  Approve Fundamental policies regarding        Issuer    Yes     For      For
Fund                                              Lending
------------------------------------------------------------------------------------------------------------------------------------
SEI S&P 500 Index    TRQIX   783924103  10/27/04  Approve Fundamental policies regarding        Issuer    Yes     For      For
Fund                                              Pledging and Mortgaging of Fund Assets
------------------------------------------------------------------------------------------------------------------------------------
SEI S&P 500 Index    TRQIX   783924103  10/27/04  Approve Fundamental policies regarding        Issuer    Yes     For      For
Fund                                              Control of and Issuer
------------------------------------------------------------------------------------------------------------------------------------
SEI S&P 500 Index    TRQIX   783924103  10/27/04  Approve Fundamental policies regarding        Issuer    Yes     For      For
Fund                                              purchase of Real Estate and Commodities
------------------------------------------------------------------------------------------------------------------------------------
SEI S&P 500 Index    TRQIX   783924103  10/27/04  Approve Fundamental policies regarding        Issuer    Yes     For      For
Fund                                              short sales
------------------------------------------------------------------------------------------------------------------------------------
SEI S&P 500 Index    TRQIX   783924103  10/27/04  Approve Fundamental policies regarding        Issuer    Yes     For      For
Fund                                              underwriting of securities
------------------------------------------------------------------------------------------------------------------------------------
SEI S&P 500 Index    TRQIX   783924103  10/27/04  Approve Fundamental policies regarding        Issuer    Yes     For      For
Fund                                              investments in securities of other
                                                  investment companies
------------------------------------------------------------------------------------------------------------------------------------
SEI S&P 500 Index    TRQIX   783924103  10/27/04  Approve Fundamental policies regarding        Issuer    Yes     For      For
Fund                                              investing in issuers when securities are
                                                  owned by officers and trustees
------------------------------------------------------------------------------------------------------------------------------------
SEI S&P 500 Index    TRQIX   783924103  10/27/04  Approve Fundamental policies regarding        Issuer    Yes     For      For
Fund                                              investments in unseasoned issuers
------------------------------------------------------------------------------------------------------------------------------------
SEI S&P 500 Index    TRQIX   783924103  10/27/04  Approve Fundamental policies regarding        Issuer    Yes     For      For
Fund                                              investments in options
------------------------------------------------------------------------------------------------------------------------------------
SEI S&P 500 Index    TRQIX   783924103  10/27/04  Approve Fundamental policies regarding        Issuer    Yes     For      For
Fund                                              investments in oil and gas
------------------------------------------------------------------------------------------------------------------------------------
SEI S&P 500 Index    TRQIX   783924103  10/27/04  Approve Fundamental policies regarding        Issuer    Yes     For      For
Fund                                              investments in illiquid and restricted
                                                  securities
------------------------------------------------------------------------------------------------------------------------------------
Strong Funds -       STAEX   86335K308  12/10/04  Approve Reorg.                                Issuer    Yes     For      For
Advisor Select A
------------------------------------------------------------------------------------------------------------------------------------
Strong Funds -       STAEX   86335K308  12/10/04  Approve Interim Adv Agmt w/ Wells Fargo       Issuer    Yes     For      For
Advisor Select A
------------------------------------------------------------------------------------------------------------------------------------
Strong Funds -       STAEX   86335K308  12/10/04  Approve Interim subadvisory agreement         Issuer    Yes     For      For
Advisor Select A
------------------------------------------------------------------------------------------------------------------------------------



                                                      New Century Portfolios
                                                  New Century Balanced Portfolio
                                                          Ticker: NCIPX
                                               Proxy Voting Record: 7/1/04-6/30/05


    (A)              (B)      (C)         (D)                (E)                                  (F)     (G)    (H)      (I)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          FOR/
                                         MEETING                                                ISSUER           VOTE   AGAINST
ISSUER             TICKER    CUSIP        DATE      DESCRIPTION OF VOTE                         or SH    VOTED?  CAST     MGMT
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Capital     FDCAX   316066109  09/15/04  Elect Directors                               Issuer    Yes     For      For
Appreciation
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Capital     FDCAX   316066109  09/15/04  To Amend Declaration of Trust to allow        Issuer    Yes     For      For
Appreciation                                      board to approve mergers
------------------------------------------------------------------------------------------------------------------------------------
Investment Company   N/A     N/A        10/07/04  Elect Board of Governors                      Issuer    Yes     For      For
Institute
------------------------------------------------------------------------------------------------------------------------------------
Investment Company   N/A     N/A        10/07/04  Ratify Independent Auditors                   Issuer    Yes     For      For
Institute
------------------------------------------------------------------------------------------------------------------------------------
Investment Company   N/A     N/A        10/07/04  Other Matters                                 Issuer    Yes     For      For
Institute
------------------------------------------------------------------------------------------------------------------------------------
The Tocqueville      TIVFX   888894300  10/22/04  Elect Directors                               Issuer    Yes     For      For
International Value
Fund
------------------------------------------------------------------------------------------------------------------------------------
The Tocqueville      TIVFX   888894300  10/22/04  Approve amendment to investment advisory      Issuer    Yes     For      For
International Value                               agreement to increase fee breakpoints
Fund
------------------------------------------------------------------------------------------------------------------------------------
SEI S&P 500 Index    TRQIX   783924103  10/27/04  Elect Directors                               Issuer    Yes     For      For
Fund
------------------------------------------------------------------------------------------------------------------------------------
SEI S&P 500 Index    TRQIX   783924103  10/27/04  Approve Fundamental policies regarding        Issuer    Yes     For      For
Fund                                              Diversification
------------------------------------------------------------------------------------------------------------------------------------
SEI S&P 500 Index    TRQIX   783924103  10/27/04  Approve Fundamental policies regarding        Issuer    Yes     For      For
Fund                                              Concentration
------------------------------------------------------------------------------------------------------------------------------------
SEI S&P 500 Index    TRQIX   783924103  10/27/04  Approve Fundamental policies regarding        Issuer    Yes     For      For
Fund                                              Borrowing and Senior Securities
------------------------------------------------------------------------------------------------------------------------------------
SEI S&P 500 Index    TRQIX   783924103  10/27/04  Approve Fundamental policies regarding        Issuer    Yes     For      For
Fund                                              Lending
------------------------------------------------------------------------------------------------------------------------------------
SEI S&P 500 Index    TRQIX   783924103  10/27/04  Approve Fundamental policies regarding        Issuer    Yes     For      For
Fund                                              Pledging and Mortgaging of Fund Assets
------------------------------------------------------------------------------------------------------------------------------------
SEI S&P 500 Index    TRQIX   783924103  10/27/04  Approve Fundamental policies regarding        Issuer    Yes     For      For
Fund                                              Control of and Issuer
------------------------------------------------------------------------------------------------------------------------------------
SEI S&P 500 Index    TRQIX   783924103  10/27/04  Approve Fundamental policies regarding        Issuer    Yes     For      For
Fund                                              purchase of Real Estate and Commodities
------------------------------------------------------------------------------------------------------------------------------------
SEI S&P 500 Index    TRQIX   783924103  10/27/04  Approve Fundamental policies regarding        Issuer    Yes     For      For
Fund                                              short sales
------------------------------------------------------------------------------------------------------------------------------------
SEI S&P 500 Index    TRQIX   783924103  10/27/04  Approve Fundamental policies regarding        Issuer    Yes     For      For
Fund                                              underwriting of securities
------------------------------------------------------------------------------------------------------------------------------------
SEI S&P 500 Index    TRQIX   783924103  10/27/04  Approve Fundamental policies regarding        Issuer    Yes     For      For
Fund                                              investments in securities of other
                                                  investment companies
------------------------------------------------------------------------------------------------------------------------------------
SEI S&P 500 Index    TRQIX   783924103  10/27/04  Approve Fundamental policies regarding        Issuer    Yes     For      For
Fund                                              investing in issuers when securities are
                                                  owned by officers and trustees
------------------------------------------------------------------------------------------------------------------------------------
SEI S&P 500 Index    TRQIX   783924103  10/27/04  Approve Fundamental policies regarding        Issuer    Yes     For      For
Fund                                              investments in unseasoned issuers
------------------------------------------------------------------------------------------------------------------------------------
SEI S&P 500 Index    TRQIX   783924103  10/27/04  Approve Fundamental policies regarding        Issuer    Yes     For      For
Fund                                              investments in options
------------------------------------------------------------------------------------------------------------------------------------
SEI S&P 500 Index    TRQIX   783924103  10/27/04  Approve Fundamental policies regarding        Issuer    Yes     For      For
Fund                                              investments in oil and gas
------------------------------------------------------------------------------------------------------------------------------------
SEI S&P 500 Index    TRQIX   783924103  10/27/04  Approve Fundamental policies regarding        Issuer    Yes     For      For
Fund                                              investments in illiquid and restricted
                                                  securities
------------------------------------------------------------------------------------------------------------------------------------
Strong Funds -       STAEX   86335K308  12/10/04  Approve Reorg.                                Issuer    Yes     For      For
Advisor Select A
------------------------------------------------------------------------------------------------------------------------------------
Strong Funds -       STAEX   86335K308  12/10/04  Approve Interim Adv Agmt w/ Wells Fargo       Issuer    Yes     For      For
Advisor Select A
------------------------------------------------------------------------------------------------------------------------------------
Strong Funds -       STAEX   86335K308  12/10/04  Approve Interim subadvisory agreement         Issuer    Yes     For      For
Advisor Select A
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor     FAHCX   315807875  02/16/05  Elect Directors                               Issuer    Yes     For      For
High Income
Advantage
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor     FAHCX   315807875  02/16/05  Vote to Amend Declaration of Trust to         Issuer    Yes     For      For
High Income                                       approve fund mergers without shareholder
Advantage                                         approval
------------------------------------------------------------------------------------------------------------------------------------
Loomis Sayles        LSGBX   543495782  06/02/05  Elect Directors                               Issuer    Yes     For      For
Global Bond
Fund-Institutional
------------------------------------------------------------------------------------------------------------------------------------
Loomis Sayles        LSGBX   543495782  06/02/05  Approve and amended and restated              Issuer    Yes     For      For
Global Bond                                       Declaration of Trust.
Fund-Institutional
------------------------------------------------------------------------------------------------------------------------------------
Loomis Sayles Bond   LSGBX   543495782  06/02/05  Elect Directors                               Issuer    Yes     For      For
Fund-Institutional
------------------------------------------------------------------------------------------------------------------------------------
Loomis Sayles Bond   LSGBX   543495782  06/02/05  Approve and amended and restated              Issuer    Yes     For      For
Fund-Institutional                                Declaration of Trust.
------------------------------------------------------------------------------------------------------------------------------------




                                                      New Century Portfolios
                                                 New Century Aggressive Portfolio
                                                          Ticker: NCAPX
                                               Proxy Voting Record: 7/1/04-6/30/05


    (A)              (B)      (C)         (D)                (E)                                  (F)     (G)    (H)      (I)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          FOR/
                                         MEETING                                                ISSUER           VOTE   AGAINST
ISSUER             TICKER    CUSIP        DATE      DESCRIPTION OF VOTE                         or SH    VOTED?  CAST     MGMT
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Capital     FDCAX   316066109  09/15/04  Elect Directors                               Issuer    Yes     For      For
Appreciation
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Capital     FDCAX   316066109  09/15/04  To Amend Declaration of Trust to allow        Issuer    Yes     For      For
Appreciation                                      board to approve mergers
------------------------------------------------------------------------------------------------------------------------------------
Alkermes, Inc.       ALKS    01642TBBH  09/23/04  Elect Directors                               Issuer    Yes     For      For
------------------------------------------------------------------------------------------------------------------------------------
Alkermes, Inc.       ALKS    01642TBBH  09/23/04  Increase shares by 2.5m                       Issuer    Yes     For      For
------------------------------------------------------------------------------------------------------------------------------------
Investment Company   N/A     N/A        10/07/04  Elect Board of Governors                      Issuer    Yes     For      For
Institute
------------------------------------------------------------------------------------------------------------------------------------
Investment Company   N/A     N/A        10/07/04  Ratify Independent Auditors                   Issuer    Yes     For      For
Institute
------------------------------------------------------------------------------------------------------------------------------------
Investment Company   N/A     N/A        10/07/04  Other Matters                                 Issuer    Yes     For      For
Institute
------------------------------------------------------------------------------------------------------------------------------------
Applera Corporation  CRA     038020BAI  10/21/04  Elect Directors                               Issuer    Yes     For      For
------------------------------------------------------------------------------------------------------------------------------------
Applera Corporation  CRA     038020BAI  10/21/04  Ratify Independent Registered Public          Issuer    Yes     For      For
                                                  Accountants
------------------------------------------------------------------------------------------------------------------------------------
Applera Corporation  CRA     038020BAI  10/21/04  Approve Amendments to employee stock          Issuer    Yes     For      For
                                                  purchase plan
------------------------------------------------------------------------------------------------------------------------------------
Applera Corporation  CRA     038020BAI  10/21/04  Approve Applera Corp/Applied Biosystems       Issuer    Yes     For      For
                                                  stock incentive plan
------------------------------------------------------------------------------------------------------------------------------------
Applera Corporation  CRA     038020BAI  10/21/04  Approve Applera/Celera Genomics Group         Issuer    Yes     For      For
                                                  amended stock incentive plan
------------------------------------------------------------------------------------------------------------------------------------
Applera Corporation  ABI     038020BBH  10/21/04  Elect Directors                               Issuer    Yes     For      For
------------------------------------------------------------------------------------------------------------------------------------
Applera Corporation  ABI     038020BBH  10/21/04  Ratify Independent Registered Public          Issuer    Yes     For      For
                                                  Accountants
------------------------------------------------------------------------------------------------------------------------------------
Applera Corporation  ABI     038020BBH  10/21/04  Approve Amendments to employee stock          Issuer    Yes     For      For
                                                  purchase plan
------------------------------------------------------------------------------------------------------------------------------------
Applera Corporation  ABI     038020BBH  10/21/04  Approve Applera Corp/Applied Biosystems       Issuer    Yes     For      For
                                                  stock incentive plan
------------------------------------------------------------------------------------------------------------------------------------
Applera Corporation  ABI     038020BBH  10/21/04  Approve Applera/Celera Genomics Group         Issuer    Yes     For      For
                                                  amended stock incentive plan
------------------------------------------------------------------------------------------------------------------------------------
QLT Inc.             QLTI    746927BBH  11/19/04  Approve issuance of common shares             Issuer    Yes     For      For
                                                  pursuant to merger with Atrix Lab's.
------------------------------------------------------------------------------------------------------------------------------------



                                                      New Century Portfolios
                                               New Century International Portfolio
                                                          Ticker: NCFPX
                                               Proxy Voting Record: 7/1/04-6/30/05


    (A)              (B)      (C)         (D)                (E)                                  (F)     (G)    (H)      (I)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          FOR/
                                         MEETING                                                ISSUER           VOTE   AGAINST
ISSUER             TICKER    CUSIP        DATE      DESCRIPTION OF VOTE                         or SH    VOTED?  CAST     MGMT
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Canada      FICDX   315910307  09/15/04  Elect Directors                               Issuer    Yes     For      For
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Canada      FICDX   315910307  09/15/04  To Amend Declaration of Trust to allow        Issuer    Yes     For      For
                                                  board to approve mergers
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Japan       FJSCX   315910760  09/15/04  Elect Directors                               Issuer    Yes     For      For
Smaller Companies
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Japan       FJSCX   315910760  09/15/04  To Amend Declaration of Trust to allow        Issuer    Yes     For      For
Smaller Companies                                 board to approve mergers
------------------------------------------------------------------------------------------------------------------------------------
Investment Company   N/A     N/A        10/07/04  Elect Board of Governors                      Issuer    Yes     For      For
Institute
------------------------------------------------------------------------------------------------------------------------------------
Investment Company   N/A     N/A        10/07/04  Ratify Independent Auditors                   Issuer    Yes     For      For
Institute
------------------------------------------------------------------------------------------------------------------------------------
Investment Company   N/A     N/A        10/07/04  Other Matters                                 Issuer    Yes     For      For
Institute
------------------------------------------------------------------------------------------------------------------------------------
The Tocqueville      TIVFX   888894300  10/22/04  Elect Directors                               Issuer    Yes     For      For
International Value
Fund
------------------------------------------------------------------------------------------------------------------------------------
The Tocqueville      TIVFX   888894300  10/22/04  Approve amendment to investment advisory      Issuer    Yes     For      For
International Value                               agreement to increase fee breakpoints
Fund
------------------------------------------------------------------------------------------------------------------------------------



                                                      New Century Portfolios
                                           New Century Alternative Strategies Portfolio
                                                          Ticker: NCHPX
                                               Proxy Voting Record: 7/1/04-6/30/05


    (A)              (B)      (C)         (D)                (E)                                  (F)     (G)    (H)      (I)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          FOR/
                                         MEETING                                                ISSUER           VOTE   AGAINST
ISSUER             TICKER    CUSIP        DATE      DESCRIPTION OF VOTE                         or SH    VOTED?  CAST     MGMT
------------------------------------------------------------------------------------------------------------------------------------
Investment Company   N/A     N/A        10/07/04  Elect Board of Governors                      Issuer    Yes     For      For
Institute
------------------------------------------------------------------------------------------------------------------------------------
Investment Company   N/A     N/A        10/07/04  Ratify Independent Auditors                   Issuer    Yes     For      For
Institute
------------------------------------------------------------------------------------------------------------------------------------
Investment Company   N/A     N/A        10/07/04  Other Matters                                 Issuer    Yes     For      For
Institute
------------------------------------------------------------------------------------------------------------------------------------
The Arbitrage Fund   ARBFX   03875R106  10/22/04  Elect Directors                               Issuer    Yes     For      For
------------------------------------------------------------------------------------------------------------------------------------
The Arbitrage Fund   ARBFX   03875R106  10/22/04  Ratify Independent Public Accountants         Issuer    Yes     For      For
------------------------------------------------------------------------------------------------------------------------------------
CGM Focus Fund       CGMFX   125325506  11/19/04  Elect Directors                               Issuer    Yes     For      For
------------------------------------------------------------------------------------------------------------------------------------
CGM Focus Fund       CGMFX   125325506  11/19/04  Ament Declaration of Trust                    Issuer    Yes     For      For
------------------------------------------------------------------------------------------------------------------------------------
CGM Focus Fund       CGMFX   125325506  11/19/04  Approve new Advisory Agreement                Issuer    Yes     For      For
------------------------------------------------------------------------------------------------------------------------------------
CGM Focus Fund       CGMFX   125325506  11/19/04  Vote on amendment to Focus Funds              Issuer    Yes     For      For
                                                  fundamental investment restriction on
                                                  industry concentration
------------------------------------------------------------------------------------------------------------------------------------
Gabelli ABC Fund     GABCX   36239V108  12/30/04  Vote upon articles of amendment to the        Issuer    Yes     For      For
                                                  fund's charter to permit the fund to
                                                  require direct registration of all
                                                  accounts
------------------------------------------------------------------------------------------------------------------------------------
JP Morgan Market     JPMNX   616920872  01/20/05  Elect Directors                               Issuer    Yes     For      For
Neutral-
Institutional
------------------------------------------------------------------------------------------------------------------------------------
JP Morgan Market     JPMNX   616920872  01/20/05  Approve agreements and plans of               Issuer    Yes     For      For
Neutral-                                          reorganization pursuant to which each
Institutional                                     series of each JPMorgan Fund other than
                                                  the JPMMFS funds would be reorganized as
                                                  corresponding series of JPMMFS
------------------------------------------------------------------------------------------------------------------------------------
One Group Market     OGNIX   68232Q869  01/20/05  Elect Directors                               Issuer    Yes     For      For
Neutral Class I
------------------------------------------------------------------------------------------------------------------------------------
One Group Market     OGNIX   68232Q869  01/20/05  Approve amendments to One Group's             Issuer    Yes     For      For
Neutral Class I                                   declaration of trust
------------------------------------------------------------------------------------------------------------------------------------
One Group Market     OGNIX   68232Q869  01/20/05  Approve and agreement and plan of             Issuer    Yes     For      For
Neutral Class I                                   reorganization ond redomiciliation
------------------------------------------------------------------------------------------------------------------------------------
One Group Market     OGNIX   68232Q869  01/20/05  Approve the amendment or elimination of       Issuer    Yes   Abstain  Abstain
Neutral Class I                                   cerain fundamental investment
                                                  restriction: Borrowing Money
------------------------------------------------------------------------------------------------------------------------------------
One Group Market     OGNIX   68232Q869  01/20/05  Approve the amendment or elimination of       Issuer    Yes   Abstain  Abstain
Neutral Class I                                   cerain fundamental investment
                                                  restriction: Investments in commodities
                                                  and commodity contracts
------------------------------------------------------------------------------------------------------------------------------------
One Group Market     OGNIX   68232Q869  01/20/05  Approve the amendment or elimination of       Issuer    Yes   Abstain  Abstain
Neutral Class I                                   cerain fundamental investment
                                                  restriction: Investments for purpose of
                                                  control
------------------------------------------------------------------------------------------------------------------------------------
Security Capital     SUSIX   813913100  01/20/05  Approve an agreement and plan of              Issuer    Yes     For      For
US Real Estate-                                   reorganization providing for (1) the
Class S                                           acquisition of all of the assets of the
                                                  fund by One Group Real Estate Fund, a
                                                  series of the One Group Mutual Funds, in
                                                  exchange for shares of the Real Estate
                                                  Fund and the assumpion of all liabilities
                                                  of the fund by the Real Estate Fund, and
                                                  (2) The subsequent liquidation fo the
                                                  fund.
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman     NOX     64126L108  03/05/05  Elect Directors                               Issuer    No
Income Opportunity
Fund
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman     NOX     64126L108  03/05/05  To consider and act upon any other            Issuer    No
Income Opportunity                                business that may properly come before
Fund                                              the Meeting or any adjournments thereof.
------------------------------------------------------------------------------------------------------------------------------------
Enterprise Mergers   EMAAX   29372K625  03/31/05  Approve merger of Enterprise Funds into       Issuer    Yes     For      For
& Acquisitions                                    newly created corresponding AXA
                                                  Enterprise Fund
------------------------------------------------------------------------------------------------------------------------------------
Aim Select Real      RRE     00888R107  05/09/05  Elect Directors                               Issuer    Yes     For      For
Estate Income
Fund-Common
------------------------------------------------------------------------------------------------------------------------------------
Aim Select Real      RRE     00888R107  05/09/05  Ratification of the audit committee's         Issuer    Yes     For      For
Estate Income                                     appointment of PWC LLP as independent
Fund-Common                                       auditors
------------------------------------------------------------------------------------------------------------------------------------
Plum Creek Timber    PCL     729251108  05/11/05  Elect Directors                               Issuer    No
Company, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Plum Creek Timber    PCL     729251108  05/11/05  To consider and act upon a proposal to        Issuer    No
Company, Inc.                                     ratify the selection of Ernst & Young
                                                  LLP as the Company's independent auditors
------------------------------------------------------------------------------------------------------------------------------------
Plum Creek Timber    PCL     729251108  05/11/05  To consider and act upon a stockholder     Shareholder  No
Company, Inc.                                     proposal to increase the voting threshold
                                                  by which individuals are elected to the
                                                  Board of Directors
------------------------------------------------------------------------------------------------------------------------------------
Plum Creek Timber    PCL     729251108  05/11/05  To consider and act upon a stockholder     Shareholder  No
Company, Inc.                                     proposal to require the Compensation
                                                  Committee to adopt a policy providing
                                                  that a significant amount of future stock
                                                  option grants be premium-priced stock
                                                  options, indexed stock options or stock
                                                  options with performance based vesting
                                                  terms
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Plum Creek Timber    PCL     729251108  05/11/05  To transact such other business as may     Shareholder  No
Company, Inc.                                     properly come before the Annual Meeting
                                                  or any adjournment thereof.
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Scudder RREEF Real   SRQ     81119Q100  06/29/05  Elect Directors                               Issuer    Yes     For      For
Estate Fund
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